UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22517

Corbin Multi-Strategy Fund, LLC

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Corbin Multi-Strategy Fund, LLC

Financial Statements

For the Period Ended September 30, 2021
(Unaudited)

Corbin Multi-Strategy Fund, LLC

Table of Contents
For the Period Ended September 30, 2021

Schedule of Investments	2-5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8-9
Statement of Cash Flows	10
Financial Highlights	11-12
Notes to Financial Statements	13-28
Supplemental Information	29-32

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by the Fund’s private placement memorandum. Please read it carefully before investing.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2021

Strategy	Investments	Original Acquisition Date	Shares	Cost	Fair Value
	Investments in Investment Funds — 90.39%[1]
	Asset-Backed Securities — 6.58%
	East Lodge Capital Credit Opportunities Fund, LP	10/1/2019	4,168	$2,360,312	$2,284,190
	East Lodge Capital Credit Opportunities Fund, Ltd.	3/1/2015	265	277,084	314,212
	Perella Weinberg Partners Asset Based Value Offshore Fund, LP2	3/1/2015	—	810,727	842,559
	Serengeti Lycaon Overseas, Ltd.	3/1/2015	1,779	1,044,567	1,554,931
	VPC Offshore Unleveraged Private Debt Fund Feeder, LP2	10/1/2016	—	78,708	155,693
				4,571,398	5,151,585
	Equity Special Situations — 0.36%
	Luxor Capital Partners Offshore Liquidating SPV, Ltd.	10/1/2016	32	43,604	21,200
	SGOF Liquidating Feeder, Ltd.	7/1/2020	98	98,496	262,788
				142,100	283,988
	Event Driven/Distressed — 14.67%
	Centerbridge Credit Partners Offshore, Ltd.	10/1/2016	40	42,056	33,733
	Redwood Argentina Offshore Fund, Ltd.	3/1/2015	1,058	105,842	105,309
	Redwood Domestic Fund, LP2	10/1/2019	—	5,500,000	7,321,062
	Redwood Offshore Fund, Ltd.	3/1/2015	16,108	1,796,135	3,631,367
	Tor Asia Credit Fund	10/1/2016	563	375,000	383,187
				7,819,033	11,474,658
	Global Macro — 10.00%
	Autonomy Global Macro Fund, Ltd.	3/1/2015	6,793	447,662	514,390
	D.E. Shaw Oculus International Fund[2]	3/1/2015	—	3,816,911	7,308,437
				4,264,573	7,822,827
	Long/Short Equity — 41.75%
	Cadian Fund LP2	9/1/2019	—	2,812,500	3,486,753
	Cadian Offshore Fund Ltd.	3/1/2015	1,093	1,371,932	3,092,551
	Pelham Long/Short Fund, LP2	10/1/2019	—	2,495,421	3,085,050
	Pelham Long/Short Fund, Ltd.	3/1/2015	2,825	468,777	917,372
	Pelham Long/Short Small Cap Fund, Ltd.	10/1/2018	13,869	2,625,000	3,224,605
	SRS Partners US, LP2	9/1/2019	—	2,424,210	3,267,466
	SRS Partners Ltd.	10/1/2020	4,000	2,665,412	3,433,587
	Steamboat Capital Partners Offshore Fund, Ltd.	4/1/2018	2,639	4,548,412	5,344,307
	Tal China Focus Fund	11/1/2019	7,076	2,275,596	3,900,226
	Tal China Focus US Fund	1/1/2021	6,394	3,000,000	2,914,894
				24,687,260	32,666,811
	Relative Value — 17.03%
	D.E. Shaw Composite International Fund[2]	3/1/2015	—	4,904,369	13,085,634
	Myriad Opportunities Offshore Fund Ltd.	1/1/2016	274	249,118	242,247
				5,153,487	13,327,881
	Total Investments in Investment Funds			46,637,851	70,727,750

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2021 (continued)

Strategy	Investments	Original Acquisition Date	Shares	Cost	Fair Value
	Investments in Securities — 4.02%
	Collateralized Loan Obligations — 2.43%
	Anchorage Credit Funding 2019-9A, Ltd.*
	(Estimated Yield: 8.5%; Maturity Date: 10/25/2037; Par Value: $680,000)			$680,000	$576,517
	Diameter Credit Funding I 2019-1A, Ltd.*
	(Estimated Yield: 7.50%; Maturity Date: 7/25/2037; Par Value: $750,000)			750,000	401,851
	Strata CLO I, Ltd.*
	(Interest Rate: 7.21% (3-Month USD Libor+708 basis points); Maturity Date: 1/15/2031; Par Value: $1,000,000)			970,000	921,181
				2,400,000	1,899,549
	Equity — 1.32%
	Third Point Offshore Investors Ltd.		35,151	491,352	1,033,439
				491,352	1,033,439
			Contracts
	Purchased Options Contracts — 0.27%
	Put Options — 0.27%
	S&P 500 Index[3]
	Exercise Price: $4,300.00, Notional Amount: $3,870,000,
	Expiration Date: October 19, 2021		9	69,530	82,440
	Exercise Price: $4,350.00, Notional Amount: $3,915,000,
	Expiration Date: November 20, 2021		9	80,127	125,217
				149,657	207,657
	Total Investments in Securities			3,041,009	3,140,645

	Total Investments (Cost $49,678,680) — 94.41%				73,868,395
	Other assets in excess of liabilities — 5.59%				4,369,943
	Net Assets — 100%				$78,238,338

*	Investment is income-producing.

[1]	All or portion of these securities are segregated as collateral for a Line of Credit.

[2]	Investment does not issue shares.

[3]	Exchange-traded

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2021 (continued)

Investments by Strategy (as a percentage of total investments)*
Investment Funds
Long/Short Equity	44.22%
Relative Value	18.04%
Event Driven/Distressed	15.53%
Global Macro	10.59%
Asset-Backed Securities	6.98%
Equity Special Situations	0.39%
Total Investment Funds	95.75%
Investments in Securities
Equity	1.40%
Collateralized Loan Obligations	2.57%
Purchased Options Contracts	0.28%
Total Investments in Securities	4.25%
100.00%

*	Does not include credit default swaps or written call and put options.

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Buy/Sell(1) Protection	Pay/Receive Fixed Rate	Pay/Receive Frequency	Fixed Rate	Expiration Date	Notional Value(2)	Fair Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 29	Buy	Pay	Quarterly	5.00%	12/20/2022	$669,900	$(29,904)	$36,575	$(66,479)
Intercontinental Exchange	CDX North America Investment Grade Index Series 29	Buy	Pay	Quarterly	1.00%	12/20/2022	$2,145,000	$(20,937)	$51,696	$(72,633)
TOTAL SWAP CONTRACTS							$2,814,900	$(50,841)	$88,271	$(139,112)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2021 (continued)

Strategy	Investments	Contracts	Premiums	Fair Value
Written Options Contracts
Call Options Contracts
	S&P 500 Index[1]
	Exercise Price: $4,600.00, Notional Amount: $4,140,000,
	Expiration Date: November 19, 2021	(9)	$(22,023)	$(5,850)
			(22,023)	(5,850)
Put Options Contracts
	S&P 500 Index[1]
	Exercise Price: $4,150.00, Notional Amount: $3,735,000,
	Expiration Date: October 29, 2021	(9)	(47,812)	(48,861)
	Exercise Price: $4,250.00, Notional Amount: $3,825,000,
	Expiration Date: November 19, 2021	(9)	(59,643)	(93,285)
			(107,455)	(142,146)
Total Written Options Contracts			$(129,478)	$(147,996)

[1]	Exchange-traded

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Assets and Liabilities (Unaudited)

September 30, 2021

Assets
Investments, at fair value (cost $49,678,860)	$73,868,395
Cash	3,435,423
Cash held in escrow for shares tendered	503,035
Receivable for investments sold	5,738,476
Due from broker for swap contracts and written options contracts	1,094,815
Interest receivable	15,657
Prepaid expenses and other assets	31,570
Total Assets	84,687,371

Liabilities
Tenders payable	6,006,025
Written index options contracts, at fair value (premiums $129,478)	147,996
Credit default swaps, at fair value (upfront premiums paid $88,271)	50,841
Commitment fees	42
Management fee payable	104,407
Accounting and administration fees payable	13,638
Transfer agent fees payable	19,311
Custody fees payable	5,282
Investor Distribution and Servicing Fees payable (Class A)	16,344
Professional fees and other accrued expenses	85,147
Total Liabilities	6,449,033
Net Assets	$78,238,338

Composition of Net Assets:
Paid-in capital	$103,928,279
Total accumulated deficit	(25,689,941)
Net Assets	$78,238,338

Net Assets Attributable to:
Class A Shares	$4,507,228
Class I Shares	73,731,110
$78,238,338

Shares of Limited Liability Company Interest Outstanding (Unlimited Number of Shares Authorized):
Class A Shares	49,987
Class I Shares	744,774
794,761

Net Asset Value per Share:
Class A Shares	$90.17
Class I Shares	$99.00

*

Investments in Class A Shares of less than $500,000 are subject to a placement fee of 2.00%; investments in Class A Shares of $500,000 or more and less than $1,000,000 are subject to a placement fee of 1.00% and investments in Class A Shares of $1,000,000 or more are subject to a placement fee of 0.50% (in each case, the “Class A Share Placement Fee”).

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Operations (Unaudited)

For the Six Month Period Ended September 30, 2021

Investment Income
Interest income	$470,199
Total Income	470,199

Fund Expenses
Management Fee	328,992
Accounting and administration fees	85,866
Commitment fees	70,904
Professional fees	43,870
Transfer Agency fees	39,403
Board of Managers’ fees and expenses	38,252
Other operating expenses	23,239
Investor Distribution and Servicing Fee (Class A)	16,364
Custodian fees	13,941
Interest expense	13,509
Total Fund Expenses	674,340

Net Investment Loss	(204,141)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Capital gain distributions from Investment Funds	90
Net realized gain on investments	4,761,095
Net realized gain on written options	301,932
Net realized loss on credit default swaps	(27,907)
Net change in unrealized appreciation/depreciation on investments	(576,160)
Net change in unrealized appreciation/depreciation on written options	(123,519)
Net change in unrealized appreciation/depreciation on credit default swaps	18,752
Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments	4,354,283

Net Increase in Net Assets Resulting from Operations	$4,150,142

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Changes in Net Assets Resulting from Operations
Net investment loss	$(204,141)	$(1,256,175)
Net realized gain on investments	5,035,210	8,104,193
Net change in unrealized appreciation/depreciation on investments	(680,927)	14,100,862
Net Change in Net Assets Resulting from Operations	4,150,142	20,948,880

Distributions to Investors
Class A	—	(251,787)
Class I	—	(4,927,842)
Net Change in Net Assets from Distributions to Investors	—	(5,179,629)

Change in Net Assets Resulting from Capital Transactions
Class A
Issuance of shares	—	—
Reinvested distributions	—	150,928
Shares tendered	(118,634)	(1,468,894)
Early withdrawal fees	—	—
Total Class A Transactions	(118,634)	(1,317,966)

Class I
Issuance of shares	225,000	3,975,000
Reinvested distributions	—	1,380,567
Shares tendered	(15,445,044)	(19,767,273)
Early withdrawal fees	—	—
Total Class I Transactions	(15,220,044)	(14,411,706)

Net Change in Net Assets Resulting from Capital Transactions	(15,338,678)	(15,729,672)

Total Net Increase/(Decrease) in Net Assets	(11,188,536)	39,579

Net Assets
Beginning of period	89,426,874	89,387,295
End of period	$78,238,338	$89,426,874

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statements of Changes in Net Assets (continued)

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Shareholder Activity
Class A Shares
Issuance of shares	—	—
Reinvested distributions	—	1,752
Shares tendered	(1,344)	(17,141)
Net Change in Class A Shares Outstanding	(1,344)	(15,389)

Class I Shares
Issuance of shares	2,308	46,964
Reinvested distributions	—	14,677
Shares tendered	(158,416)	(212,233)
Net Change in Class I Shares Outstanding	(156,108)	(150,592)

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Cash Flows (Unaudited)

For the Six Month Period Ended September 30, 2021

Cash Flows From Operating Activities
Net increase in net assets from operations	$4,150,142
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(828,965)
Written Options covered	539,915
Proceeds from sales of investments	16,201,763
Proceeds from written options	(281,223)
Net realized gain on investments	(4,761,095)
Net realized gain on written options	(301,932)
Net change in unrealized appreciation/depreciation on investments	576,160
Net change in unrealized appreciation/depreciation on written options	123,519
Net change in unrealized appreciation/depreciation on credit default swaps	(18,599)
(Increase)/Decrease in Assets:
Decrease in receivable for investments sold	334,968
Increase in Interest receivable	(104)
Decrease in prepaid expenses and other assets	3,293
Increase/(Decrease) in Liabilities:
Decrease in payable for investment purchased	(39,633)
Decrease in Management Fee payable	(72,034)
Decrease in accounting and administration fees payable	(12,134)
Decrease in Commitment Fees	(9,676)
Decrease in custody fees payable	(3,750)
Decrease in transfer agent fees payable	(428)
Increase in Investor Distribution and Servicing fees payable	8,449
Decrease in Board of Managers’ fees	(1,113)
Decrease in other accrued expenses	(43,043)
Net Cash Provided by Operating Activities	15,564,480

Cash Flows from Financing Activities
Proceeds from loan facility	3,000,000
Payments on loan facility	(10,000,000)
Proceeds from issuance of shares, net of decrease in subscriptions received in advance	225,000
Payments for shares tendered, net of decrease in payable for tenders	(15,788,494)
Net Cash Used in Financing Activities	(22,563,494)

Net change in Cash and Restricted Cash	(6,999,014)
Cash and Restricted Cash - Beginning of Year	12,032,287
Cash and Restricted Cash - End of Period*	$5,033,273

Supplemental disclosure of non-cash activities and financing activities
Cash paid on loan interest	$13,106
Reinvested dividends	$—

*	Cash and restricted cash include cash, cash held in escrow, and deposits held at broker, as outlined further on the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Financial Highlights

Class A Shares

Per Share Data and Ratios for a Share of Limited Liability Company Interest Outstanding Throughout each period.

	Class A Shares
	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019		For the Year Ended March 31, 2018		For the Year Ended March 31, 2017
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$86.25		$73.76	$91.98	$93.79		$99.39		$92.87
Activity from investment operations:(1)
Net investment loss	(0.52)		(1.64)	(1.81)	(1.87)		(2.02)		(2.09)
Net realized and unrealized gain/(loss) on investments	4.44		18.42	(7.12)	3.82		7.01		10.13
Total from investment operations	3.92		16.78	(8.93)	1.95		4.99		8.04

Distributions to investors
From net investment income	—		(4.29)	(9.29)	(3.76)		(10.59)		(1.52)
From net realized gains	—		—	—	—		—		—
Total distributions to investors	—		(4.29)	(9.29)	(3.76)		(10.59)		(1.52)

Net Asset Value per share, end of period	$90.17		$86.25	$73.76	$91.98		$93.79		$99.39

Net Assets, end of period (in thousands)	$4,507		$4,427	$4,921	$7,046		$8,027		$10,287

Ratios/Supplemental Data:(2)
Net investment loss	(1.17	)%(3)	(1.98)%	(2.05)%	(2.04)%		(2.09)%		(2.27)%

Gross Expenses (4)	2.26	%(3)	2.47%	2.42%	2.51%		2.31%		2.46%
Fund Management Fee waiver	—	(3)	(0.04)%	—	—		—		—
Net Expenses (5)	2.26	%(3)	2.43%	2.42%	2.51%		2.31%		2.46%

Portfolio Turnover Rate (9)	0.35	%(6)	16.89%	32.73%	9.89%		1.49%		20.10%
Total Return (7)	4.54	%(6)	22.76%	(10.79)%	2.24%		5.19%		8.70%

Senior Securities
Total borrowings (000’s omitted)	$—		$7,000	$23,000	$—	(10)	$—	(10)	$—	(10)
Asset coverage per $1,000 unit of senior indebtedness(8)	$—		$13,775	$4,886	$—	(10)	$—	(10)	$—	(10)

(1)	Based on average Shares outstanding throughout the period.
(2)	The expenses and net investment loss ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(3)	Annualized for periods less than one full year.
(4)	Represents the ratio of expenses to average net assets absent Management Fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(5)

Through June 30, 2020, net expenses excluding non-reimbursable expenses are capped at 2.75% for Class A. Effective July 1, 2020 net expenses excluding non-reimbursable expenses are no longer capped for Class A. For the period from July 1, 2020 to December 31, 2020 the Adviser voluntarily agreed to implement a fee reduction of 10% on the Management Fee.

(6)	Not annualized.
(7)

Total return based on per Share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the year and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable placement fee and early withdrawal fees.

(8)

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(9)	Calculated for the Fund as a whole.
(10)	Unaudited.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Financial Highlights
Class I Shares

Per Share Data and Ratios for a Share of Limited Liability Company Interest Outstanding Throughout each period.

	Class I Shares
	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019		For the Year Ended March 31, 2018		For the Year Ended March 31, 2017
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$94.35		$80.33	$99.40	$100.37		$104.92		$97.28
Activity from investment operations:(1)
Net investment loss	(0.21)		(1.15)	(1.31)	(1.34)		(1.49)		(1.54)
Net realized and unrealized gain/(loss) on investments	4.86		20.11	(7.77)	4.13		7.53		10.70
Total from investment operations	4.65		18.96	(9.08)	2.79		6.04		9.16

Distributions to investors
From net investment income	—		(4.94)	(9.99)	(3.76)		(10.59)		(1.52)
From net realized gains	—		—	—	—		—		—
Total distributions to investors	—		(4.94)	(9.99)	(3.76)		(10.59)		(1.52)

Net Asset Value per share, end of period	$99.00		$94.35	$80.33	$99.40		$100.37		$104.92

Net Assets, end of period (in thousands)	$73,731		$85,000	$84,466	$125,156		$141,013		$178,224

Ratios/Supplemental Data:(2)
Net investment loss	(0.44	)%(3)	(1.26)%	(1.37)%	(1.36)%		(1.44)%		(1.55)%

Gross Expenses (4)	1.53	%(3)	1.75%	1.74%	1.84%		1.66%		1.74%
Fund management fee waiver	—		(0.04)%	—	—		—		—
Net Expenses (5)	1.53	%(3)	1.71%	1.74%	1.84%		1.66%		1.74%

Portfolio Turnover Rate (9)	0.35	%(6)	16.89%	32.73%	9.89%		1.49%		20.10%
Total Return (7)	4.93	%(6)	23.62%	(10.19)%	2.93%		5.93%		9.46%

Senior Securities
Total borrowings (000’s omitted)	$—		$7,000	$23,000	$—	(10)	$—	(10)	$—	(10)
Asset coverage per $1,000 unit of senior indebtedness(8)	$—		$13,775	$4,886	$—	(10)	$—	(10)	$—	(10)

(1)	Based on average Shares outstanding throughout the period.
(2)	The expenses and net investment loss ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(3)	Annualized for periods less than one full year.
(4)	Represents the ratio of expenses to average net assets absent Management Fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(5)

Through June 30, 2020, net expenses excluding non-reimbursable expenses are capped at 2.00% for Class I. Effective July 1, 2020 net expenses excluding non-reimbursable expenses are no longer capped for Class I.

(6)	Not annualized.
(7)

Total return based on per Share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the year and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of early withdrawal fees.

(8)

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(9)	Calculated for the Fund as a whole.
(10)	Unaudited.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2021

Note 1 – Organization

Corbin Multi-Strategy Fund, LLC (the “Fund”), is a Delaware limited liability company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end management investment company. Corbin Capital Partners, L.P. (the “Adviser”), a Delaware limited partnership, serves as the investment adviser to the Fund. Prior to July 1, 2019 the Fund was known as the GAI Corbin Multi-Strategy Fund, LLC and Wells Fargo Investment Institute, Inc. (the “Former Adviser”) served as the investment adviser to the Fund and the Adviser served as the sub-adviser to the Fund. The Fund offers and sells two separate classes of shares of limited liability company interest, Class A Shares and Class I Shares.

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other financial instruments including, but not limited to, securities of United States (“U.S.”) and non-U.S. corporations and other entities, U.S. government securities, non-U.S. government securities, partnership interests, money-market instruments, derivatives on securities and other derivatives, commodity interests including futures contracts, options, options on futures, swaps, forward contracts, currencies and physical commodities, and other financial instruments.

The Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles, commonly referred to as “hedge funds” (“Investment Funds”). The Fund’s investments will consist primarily of Investment Funds across a range of strategies. The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures. Direct investments may be made by the Fund independently at the direction of the Adviser. Such direct investments may be made in any strategy or asset class in which the Fund may otherwise invest. The Fund may maintain a portion of its assets in cash, high quality fixed income securities, money market instruments, shares of money market funds, or overnight repurchase agreements. While there is no limit on the amount of the Fund’s assets that may be maintained in cash, the Adviser does not expect such amount to be substantial under normal market conditions and will generally maintain substantial amounts of cash only for defensive or temporary purposes, such as maintaining liquidity for distributions in connection with repurchases by the Fund. The Fund maintains a loan facility, the proceeds of which are used as working capital with the result of creating leverage. That leverage is used, among other things, to make investments and to manage timing mismatches between investments in and withdrawals from Investment Funds and investor cash flows. An investment in the Fund involves substantial risk and an investor may lose some or all of the amount invested. Many factors will affect the performance of the Investment Fund. There is no assurance that the Fund will achieve its objectives. Investment Funds will be managed by investment advisers or investment managers (collectively, “Investment Managers”) who are not affiliated with the Adviser.

The Fund may invest in Investment Funds that purchase and sell futures contracts and options on futures contracts or engage in swap transactions or may purchase and sell such instruments and engage in such transactions directly. The Adviser currently relies on the no-action relief afforded by Commodity Futures Trading Commission (“CFTC”) Staff Letter No. 12-38. Therefore, the Adviser will not be required to deliver a CFTC disclosure document to Fund investors (“Members”), nor will it be required to provide Members certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered Commodity Pool Operators. The Adviser is not registered as a “commodity trading advisor” with the CFTC, and the Fund is operated pursuant to CFTC Rule 4.14(a)(5). As of the date of these financial statements, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and any other exemptions in the future. Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

The Fund’s Board of Managers (the “Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Board. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Members of a class that bears distribution and service expenses under the terms of the distribution plan have exclusive voting rights to that plan.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 2 – Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States (“GAAP”). The accompanying financial statements of the Fund are stated in U.S. dollars. The Fund is considered to be an investment company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“FASB ASC 946”), and is following the accounting and reporting guidance found within FASB ASC 946.

(a) Valuation of Investments

The Board has formed a Valuation Committee (the “Valuation Committee”) that is responsible for reviewing fair valuations of securities held by the Fund in instances as required by the valuation procedures (defined below) adopted by the Board. The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). The fair values of equity securities are determined using last traded or closing prices as reported on the primary exchange where securities are traded and are generally categorized within Level 1 of the Fund’s fair value hierarchy. If no sales of such equity securities are reported on a particular day, the securities are generally valued based upon their closing bid prices. In any case where the Adviser believes that (i) the agreed upon valuation methodology is not appropriate or (ii) market quotations for a security are unavailable, unreliable, or not reflective of the security’s fair value, the investment team will recommend a fair valuation for review by the Valuation Committee. The Valuation Committee shall determine the fair value of the security by taking into account such factors deemed relevant.

The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Board using net asset value per share (“NAV”). The fair value of an Investment Fund ordinarily will be the NAV of that Investment Fund determined and reported by the Investment Fund in accordance with the valuation policies established by the Investment Fund and/or its Investment Manager, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive the NAV of its interests amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In particular, FASB Topic 820, Fair Value Measurements (“FASB ASC 820”) permits a reporting entity to measure the fair value of an investment fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment by the Fund by strategy can be found in the Schedule of Investments.

Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Investment Fund’s reported valuation does not represent fair value. If it is determined that the Investment Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. During the six months ended September 30, 2021, no such adjustments were deemed necessary by the Adviser. In addition, the Fund may not have an Investment Fund’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time. The Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

(b) Federal Income Taxes

The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 2 – Accounting Policies (continued)

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of September 30, 2021.

Management has analyzed the Fund’s tax positions for all open tax years, which include the years ended October 31, 2017 through October 31, 2020, and has concluded that as of September 30, 2021, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the 2018, 2019 and 2020 returns are subject to examination by the federal and Delaware revenue authorities.

(c) Security Transactions and Investment Income

The Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund’s transactions are determined on a specific identification basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund accounts for capital gain distributions from Investment Funds based on the nature of such distributions as determined by each underlying Investment Fund. Capital gain distributions received are recorded as capital gains as soon as this information is available to the Fund and its service providers.

The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund’s financial statements as change in unrealized appreciation/depreciation and not as income or expense on the Statement of Operations.

(d) Cash

The Fund maintains cash and cash held in escrow for shares tendered in an interest bearing bank account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(e) Foreign currency translation

Assets and liabilities denominated in a foreign currency are translated into the U.S. dollar equivalent using the spot foreign currency exchange rate in effect at the time of valuation. Purchases and sales of investments and revenues and expenses denominated in foreign currencies are translated at the spot foreign currency exchange rate in effect at the time of the transaction. The Fund does not isolate the portion of the results of operations that is due to the change in foreign currency translation from changes in the market price of investments held or sold during the period. Realized gains and losses from such translation are included in net realized gain/(loss) from investments on the Statement of Operations.

(f) Options purchased

When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses. If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund. Options purchased on an exchange are standardized while options purchased over-the-counter (“OTC”) have counterparty risk associated with them.

(g) Options written

When an option is written, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from written options which expire unexercised are treated by the Fund as realized gains on the expiration date. If a written call option is exercised, the premium is added

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 2 – Accounting Policies (continued)

to the proceeds from the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or foreign currency purchased by the Fund.

(h) Futures contracts

The Fund may purchase or sell futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Futures contracts are agreements between the Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest or foreign currency exchange rates and the underlying assets.

(i) Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value at the time it was opened and the value at the time it was closed.

(j) Credit default swaps

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default swaps to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indices. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indices are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

(k) Valuation of derivatives

The fair value of purchased and written options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. Except as noted below, if no sales of such securities are reported on a particular day, securities are generally valued based upon their closing bid prices for purchased options, or their ask prices for written options. The fair value of written and purchased OTC currency options and credit default swaps can be

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 2 – Accounting Policies (continued)

determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing model does not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these derivatives within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

(l) Collateralized loan obligations

The Fund may invest in collateralized loan obligations (“CLOs”), which are a type of asset-backed security. The cash flows of the CLO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The Fund values CLOs at the “bid” quotes provided by external pricing sources deemed reputable by management and therefore generally categorizes CLOs within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

(m) Distributions

Distributions will be paid at least annually in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. Each investor (each, a “Member”) will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election by a Member not to participate in the DRP and to receive all income distributions and/or capital gain distributions, if any, in cash may be made by providing notice to the Member’s broker or intermediary.

Distributions to Members from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(n) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date reported in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates and the differences could be material.

(o) Fund Expenses

The Fund bears all expenses incurred in its business and operations and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) certain investment related expenses, (2) interest and commitment expense on any borrowings, if any; and (3) all costs, and expenses associated with the registration of the Fund and/or its securities under, and in compliance with, any applicable federal and state laws.

(p) Due from broker

Due from broker includes cash balances held with the broker and receivables from initial margin related to the Fund’s derivatives trades. Interest may be earned on balances held by the brokers and interest may be charged on debit balances. At September 30, 2021, cash due from the broker totaled $1,094,815.

Note 3 – Investment Advisory and Other Agreements

Pursuant to the advisory agreement between the Fund and the Adviser, the Fund pays the Adviser each month a Management Fee equal to one-twelfth of 0.75% of the aggregate NAV of outstanding Shares (borne by Class A and Class I Shares on a pro rata basis) determined as of the last business day of that month (before any repurchases of Shares). For the period from July 1, 2020 to December 31, 2020 the Adviser voluntarily agreed to implement a fee reduction of 10% on the Management Fee. The voluntary waived Management Fees are not subject to recoupment by the Adviser.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

Effective June 30, 2020, the Fund’s expense limitation agreement with the Adviser that limits the Fund’s annualized ordinary fund-wide operating expenses to 2.00% expired by its terms. Prior to July 1, 2020, the Fund was party to an expense limitation agreement with the Adviser dated as of July 1, 2019 that limited the Fund’s annualized ordinary fund-wide operating expenses to 2.00% through June 30, 2020 (the “Expense Limitation Agreement”). Class I Shares have no class-specific expenses. Members holding Class A Shares will pay (in addition to ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the “Investor Distribution and Servicing Fee”). Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, Investment Fund and Investment Manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and the Investor Distribution and Servicing Fee charged to Class A Members. Ordinary fund-wide operating expenses include, for the avoidance of doubt, the Management Fee and the Fund’s start-up, offering and organizational expenses. In addition, prior to July 1, 2020, the Adviser was permitted to recover from the Fund expenses it had borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Members) fell below the annualized rate of 2.00% per year. The Fund, however, was not obligated to pay any such amount more than three years after the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser would not cause the Fund to exceed the annual limitation rate set forth above. As of September 30, 2021, there was no amount subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expenses. As of September 30, 2021, there were no expenses reimbursable to the Adviser.

Effective July 1, 2019, under the terms of the wholesaling and placement agent agreement between the Fund and UMB Distribution Services, LLC (the “Placement Agent”) (the “Wholesaling and Placement Agent Agreement”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Shares that are their customers (“Investor Service Providers”). These services include, but are not limited to, handling Member inquiries regarding the Fund (e.g. responding to questions concerning investments in the Fund, capital account balances, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; assisting in the maintenance of Fund records containing Member information; and providing such other information and Member liaison services as the Fund or the Placement Agent may reasonably request.

Under the Wholesaling and Placement Agent Agreement, the Fund will pay a quarterly Investor and Distribution Servicing Fee out of Class A Share net assets at the annual rate of 0.75% of the aggregate NAV of Class A Shares that have been outstanding for more than twelve (12) months, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to Investor Service Providers and for the Placement Agent’s ongoing investor servicing. The Placement Agent may pay all or a portion of the Investor Distribution and Servicing Fee it receives to other Investor Service Providers, acting as sub-placement agents, which may include affiliates of the Adviser. Each Investor Service Provider is paid based on the aggregate NAV of outstanding Class A Shares held by Members that receive services from such Investor Service Provider that have been outstanding for more than twelve (12) months. Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.

Class I Shares are not subject to the Investor Distribution and Servicing Fee.

Under the terms of the Wholesaling and Placement Agent Agreement, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Member (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Member’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Member’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser, including the Fund and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser, including the Fund, held by the Member’s “Immediate Family Members” (as defined in the Fund’s subscription agreement). The Member must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Member and, subject to certain exceptions and waivers listed in the Fund’s Private Placement Memorandum, is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended September 30, 2021, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Members upon subscription into the Fund were $0.

In addition, the Placement Agent (or one of its affiliates) may, from its own resources, make payments to brokers, dealers and Investor Service Providers for the provision of sales training, product education and access to sales staff, the support and conduct of due diligence, balance maintenance, the provision of information and support services to clients, inclusion on preferred provider lists and the provision of other services with respect to Shares.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2021, are reported on the Statement of Operations.

A manager and certain officers of the Fund are employees of UMBFS. The Fund does not compensate Managers and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2021, the Fund’s allocated fees incurred for Managers who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2021 are reported on the Statement of Operations.

Note 4 – Capital Stock

The Fund offers two separate classes of Shares, Class A Shares and Class I Shares, to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant NAV per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees. The Board may discontinue accepting subscriptions at any time. The Fund’s subscription dollar and Share amounts for the six months ended September 30, 2021 and fiscal year ended March 31, 2021, are reported on the Statement of Changes in Net Assets.

Because the Fund is a closed-end fund, and Members do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Members, in order to provide a limited degree of liquidity to Members. Repurchases, if any, will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Adviser expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Members quarterly with March 31, June 30, September 30 and December 31 valuation dates (each, a “Valuation Date”) (or, if any such date is not a business day, on the last business day of such calendar quarter).

If the interval between the date of purchase of Shares and the Valuation Date with respect to the repurchase of such Shares is less than 180 days, then such repurchase will be subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held the longest first. For Members from whom the Fund accepts for repurchase all of their Shares, the Fund intends to pay 95% of the estimated unaudited net asset value of the Shares repurchased determined as of the applicable Valuation Date, less any early withdrawal charge relating to such Shares. Initial payments in connection with tenders generally will be made as of the later of (1) the 45th day after the Valuation Date, or (2) in the sole discretion of the Adviser, if the Fund has requested withdrawals of its investment from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 4 – Capital Stock (continued)

has received at least 95% of the aggregate amount so requested to be withdrawn by the Fund from any Investment Funds. The Fund may establish an escrow to hold funds or otherwise earmark funds (including investments) reasonably determined by the Board to be needed to make both the initial payment and, if the initial payment is less than 100% of the estimated unaudited NAV, the balance of the repurchase price. The Fund will pay the balance, if any, of the repurchase price based on the audited financial statements of the Fund for the fiscal year in which such repurchase was effective. This amount will be subject to adjustment upon completion of the annual audit of the Fund’s financial statements for the fiscal year in which the repurchase is effected. Final adjustments of payments in connection with the repurchased Shares generally will be made within approximately 45 days after the completion of the annual audit of the Fund. The amount held in escrow can be found on the Statement of Assets and Liabilities labeled “Cash held in escrow for shares tendered.”

Note 5 – Federal Income Taxes

At September 30, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$49,678,860
Gross unrealized appreciation	24,889,346
Gross unrealized depreciation	(699,811)
Net unrealized appreciation on investments	$24,189,535

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of distributable earnings as of October 31, 2020, the Fund’s last tax year, are as follows:

Undistributed ordinary income	$5,179,629
Undistributed long-term gains	—
Tax accumulated earnings	5,179,629
Accumulated capital and other losses	(21,448,659)
Unrealized appreciation on investments	2,568,550
Total accumulated deficit	$(13,700,480)

The character of distributions made during the fiscal year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the tax years ended October 31, 2020 and October 31, 2019 were as follows:

Distribution paid from:	2020	2019
Ordinary income	$13,331,019	$5,352,472
Net long-term capital gains	—	—
Total taxable distributions	$13,331,019	$5,352,472

As of the tax year ended October 31, 2020, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Short-Term	Long-Term	Total
$7,337,268	$14,137,756	$21,475,024

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 6 – Investment Transactions

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments, written and purchased options, and credit default swaps were $284,392 and $16,201,763, respectively.

Note 7 – Investments in Investment Funds

The Adviser monitors the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Managers.

Complete information about the underlying investments held by certain of the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets as of September 30, 2021.

The following table summarizes the Fund’s investments in the Investment Funds during the six months ended September 30, 2021, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund will pay the Investment Manager of the Investment Fund a management fee. The fee rate varies and ranges from 0.0% to 2.50% per annum of the NAV of that Investment Fund. Additionally, the Investment Manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 0% to 25% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Investments in Investment Funds	% of Fund’s Total Investment Funds’ Fair Value	Fair Value	Net Change in Unrealized Appreciation/ Depreciation	Realized Gain/ Loss	Redemptions Permitted*	Primary Geographic Location
D.E. Shaw Composite International Fund	18.50%	$13,085,634	$(92,204)	$1,093,853	Quarterly	Cayman Islands
Redwood Domestic Fund, L.P.	10.35%	7,321,062	433,872	—	Biennial	Cayman Islands
D.E. Shaw Oculus International Fund	10.33%	7,308,437	340,945	—	Quarterly	Cayman Islands
Steamboat Capital Partners Offshore Fund, Ltd	7.56%	5,344,307	428,752	—	Quarterly	Cayman Islands
Tal China Focus Fund	5.52%	3,900,226	123,837	—	Quarterly	Cayman Islands
Redwood Offshore Fund, Ltd	5.13%	3,631,367	216,528	—	Biennial	Cayman Islands
Cadian Fund, LP	4.93%	3,486,753	(212,583)	163,562	Quarterly	United States
SRS Partners, Ltd	4.86%	3,433,587	142,808	382,205	Quarterly	United States
SRS Partners US, LP	4.62%	3,267,466	176,832	259,052	Quarterly	United States
Pelham Long/Short Small Cap Fund, Ltd	4.56%	3,224,605	158,840	—	Quarterly	Bermuda
Cadian Offshore Fund Ltd.	4.37%	3,092,551	(563,363)	519,340	Quarterly	Cayman Islands
Pelham Long/Short Fund LP	4.36%	3,085,050	(9,730)	—	Monthly	Bermuda
TAL China Focus US Fund	4.12%	2,914,894	91,692	—	Quarterly	Cayman Islands
East Lodge Capital Credit Opportunities Fund L.P.	3.23%	2,284,190	330,912	(162,762)	Quarterly	United States
Serengeti Lycaon Overseas, Ltd	2.20%	1,554,931	(356,703)	405,888	Quarterly	Cayman Islands
Pelham Long/Short Fund, Ltd	1.30%	917,372	(784)	—	Monthly	Bermuda

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 7 – Investments in Investment Funds (continued)

Investments in Investment Funds	% of Fund’s Total Investment Funds’ Fair Value	Fair Value	Net Change in Unrealized Appreciation/ Depreciation	Realized Gain/ Loss	Redemptions Permitted*	Primary Geographic Location
Perella Weinberg Partners Asset Based Value Offshore Fund, LP	1.19%	$842,559	$95,306	$818	In Liquidation	Cayman Islands
Autonomy Global Macro Fund, Ltd	0.73%	514,390	(396,672)	371,143	Monthly	Cayman Islands
Tor Asia Credit Fund	0.54%	383,187	20,827	5,704	Quarterly	Cayman Islands
East Lodge Capital Credit Opportunities Fund, Ltd	0.44%	314,212	17,102	2,535	In Liquidation	Cayman Islands
SGOF Liquidating Feeder Ltd	0.37%	262,788	163,167	—	Not Permitted	Cayman Islands
Myriad Opportunities Offshore Fund Limited	0.34%	242,247	(61,613)	—	In Liquidation	Cayman Islands
VPC Offshore Unleveraged Private Debt Fund Feeder, LP	0.22%	155,693	21,435	—	Not Permitted	Cayman Islands
Redwood Argentina Offshore Fund, Ltd	0.15%	105,309	13,383	—	Not Permitted	Cayman Islands
Centerbridge Credit Partners Offshore, Ltd	0.05%	33,733	18,830	(17,097)	In Liquidation	Cayman Islands
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	0.03%	21,200	2,053	—	In Liquidation	Cayman Islands
Garrison Special Opportunities Fund, LP	0.00%	—	—	—	In Liquidation	United States
SRS Special Opportunities (CAR) Master, LP	0.00%	—	(904,586)	1,096,513	Not Permitted	Cayman Islands
West Face Long Term Opportunities Fund, Ltd	0.00%	—	11,652	(8,750)	Quarterly	Cayman Islands
Total Investments in Investment Funds	100.0%	$70,727,750	$210,535	$4,112,004

*

Subject to the terms of the offering memorandums of the Investment Funds. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods for the Investment Funds range from 14 to 90 days.

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of such Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds. No such amendments were put in place during the six months ended September 30, 2021. The Fund had unfunded capital commitments of $3,219,117 as of September 30, 2021.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of September 30, 2021:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables,

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 7 – Investments in Investment Funds (continued)

real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst-oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment Managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most Investment Managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed- income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, Investment Managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, Investment Managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Note 8 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 8 – Fair Value Measurements and Disclosure (continued)

Investments in mutual funds and ETFs, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third-party pricing source as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of September 30, 2021 is as follows:

Description	Total Fair Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities
Equity	$1,033,439	$1,033,439	$—	$—
Collateralized Loan Obligations	1,899,549	—	1,899,549	—
Investment Funds (1)	70,727,750	—	—	—
Purchased Options Contracts	207,657	207,657	—	—
Total Assets	$73,868,395	$1,241,096	$1,899,549	$—
Liabilities
Securities Sold Short
Written Options Contracts	$147,996	$147,996	$—	$—
Other Financial Instruments
Swap Contracts	50,841	—	50,841	—
Total Liabilities	$198,837	$147,996	$50,841	$—

(1)

Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, based on the guidance in FASB ASC 820. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no Level 3 securities held during the year nor any transfers into or out of Level 3 of the fair value hierarchy.

Note 9 – Derivative and Hedging Disclosure

The Fund has adopted the disclosure provisions of FASB ASC, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts and credit default swaps and used written options during the six months ended September 30, 2021.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 9 – Derivative and Hedging Disclosure (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2021 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity risk	Purchased options contracts, at value	$207,657	Written options contracts, at value	$147,996
Credit risk		—	Unrealized Depreciation on open swap contracts	50,841
Total		$207,657		$198,837

The effects of derivative instruments on the Statement of Operations for the fiscal six months ended September 30, 2021 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Swap Contracts
Equity price risk	$(548,252)	$301,392	$—	$—
Credit risk	—	—	—	(27,907)
Total	$(548,252)	$301,392	$—	$(27,907)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Swap Contracts	Total
Equity price risk	$151,410	$(123,519)	$—	$—	$27,891
Credit Risk	—	—	—	18,752	18,752
Total	$151,410	$(123,519)	$—	$18,752	$46,643

The number of contracts are included on the Schedule of Investments. The quarterly average notional value of derivative instruments as of September 30, 2021 are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$9,863,333
Options Contracts - Written	Average Notional Value	(18,643,333)
Swap Contracts - Long	Average Notional Value	2,814,900

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 10 – Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

					Amounts Not Offset in Statement of Assets and Liabilities
Financial Instrument	Exchange	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in Statement of Assets or Liabilities	Net Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Derivative Liabilities Credit Default Swaps, at Fair Value	Intercontinental Exchange	$50,841	$—	$50,841	$—	$(50,841)	$—

*

Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Adviser to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**

Amounts relate to master netting agreements and collateral agreements which have been determined by the Adviser to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 12 – Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

The Fund may invest in CLOs that directly or indirectly represent a participation in, or are secured by and payable from asset pools. The collateralized loan obligation held by the Fund is an interest in pools of corporate loans. This security provides a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Credit risk on the CLOs reflects the risk that the borrowers on the underlying loans may not be able to make timely payments on the loans or may even default on the loans. The Fund is also exposed to the risk that the debt issuers may fail to fulfill their obligations to the Fund with respect to the CLOs. No such losses have been incurred.

No guarantee or representation is made that the investment program will be successful.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are becoming more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Note 13 – Line of Credit Arrangement

The Fund maintains a committed, secured line of credit (the “Facility”) with Royal Bank of Canada (“RBC”). The Facility has the following terms: (a) interest rate of applicable LIBOR rate plus 1.40% per annum, (b) a commitment fee of 0.80% per annum, (c) a commitment amount of $25,000,000 and (d) termination date of December 8, 2021. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the six months ended September 30, 2021 were 1.52%, $1,633,880, $7,000,000 and $13,509. The Fund had outstanding borrowings for 81 days during the period. At September 30, 2021, the balance was $0. There was $42 interest payable to RBC as of September 30, 2021.

For the six months ended September 30, 2021, commitment fees of $70,904 were expensed and are included in the accompanying Statement of Operations.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt to the lesser of (a) the committed amount and (b) an amount equal to the product of 35% multiplied by the value of the collateral as defined in the line of credit agreement. The Fund met all financial covenants as of and during the six months ended September 30, 2021.

Note 14 – Recent Accounting Pronouncements

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 is effective for all entities as of March 12, 2020 through December 31, 2022. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The Fund is currently evaluating the impact of adopting ASU 2020-04 within its financial statements.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2021 (continued)

Note 15 – Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On November 11, 2021, the Fund paid $5,502,990 for 55,587 Class I shares.

The Board authorized the Fund to offer to repurchase Shares from Members in an amount up to approximately 25.00% of the net assets of the Fund (or approximately $20,577,000 as of July 31, 2021), with a December 31, 2021 valuation date. Members that desired to tender Shares for repurchase were required to do so on October 27, 2021. The approximate value of tenders received are $541,169 and $4,652,139 for Class A shares and Class I Shares, respectively.

On November 24, 2021, the Board authorized the extension of the secured line of credit with RBC to December 8, 2022.

In conjunction with the New Advisory Agreement approved by the Board at a special meeting of the Board held on August 17, 2021 discussed below, a meeting of the members of the Fund was not required given that a financial advisor held voting authority representing more than a majority of the Fund’s outstanding voting securities as of record date of August 1, 2021. On August 11, 2021, this financial adviser approved the New Advisory Agreement by written consent effective as of October 1, 2021.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)

September 30, 2021

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 626-7246 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (844) 626-7246 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (888) 449-4909.

Board Consideration of the Original Investment Advisory Agreement

At a meeting of the Board held on June 2-3, 2021, by a unanimous vote, the Board, including a majority of Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Managers”), approved the continuation of the Investment Advisory Agreement between the Adviser and the Fund.

In advance of the June 2-3, 2021 meeting, the Independent Managers requested and received materials from the Adviser to assist them in considering the approval of the Investment Advisory Agreement. The Independent Managers reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission (“the SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the June 2-3, 2021 meeting was held by videoconference.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Advisory Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

PERFORMANCE

The Board considered the investment performance of the Investment Manager with respect to the Fund and its predecessor fund as compared to the performance of several key indices during each year since 2007 and year-to-date through March 31, 2021. The Board also considered the overall performance of the Fund, noting that the Investment Manager did not currently manage any other registered funds that are comparable to the Fund. The Board concluded that the performance of the Fund was satisfactory.

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)
September 30, 2021 (continued)

Board Consideration of the Original Investment Advisory Agreement (continued)

FEES AND EXPENSES

The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data, including the fees and expenses of another fund managed by the Investment Manager, which is not registered under the 1940 Act, and the fees and expenses of other comparable funds. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management under the Investment Advisory Agreement. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

PROFITABILITY OF INVESTMENT MANAGER

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager were reasonable and the financial condition was adequate.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, the Investment Manager does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its members to approve the continuance of the Investment Advisory Agreement.

Board Considerations of the Interim and New Investment Advisory Agreements

On October 1, 2021, Corbin Capital Partners GP, LLC, a newly formed Delaware limited liability company owned and controlled by Tracy Stuart, Corbin’s chief executive officer, and Craig Bergstrom, Corbin’s chief investment officer, became the general partner of Corbin and Tracy Stuart and Craig Bergstrom, together now own a majority interest in Corbin (the “Transaction”). At a special meeting of the Board held on August 17, 2021, by a unanimous vote, the Board, including a majority of Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Managers”), unanimously approved the proposed new investment advisory agreement between the Fund and Corbin (the “New Advisory Agreement”) as a result of a change of control of Corbin, to become effective on October 1, 2021, subject to approval by Members of the Fund and any conditions precedent to the Transaction. At the special meeting held on August 17, 2021, the Board, including the Independent Managers, also unanimously approved an interim advisory agreement between Corbin and the Fund (the “Interim Agreement” and together with the New Advisory Agreement, the “Advisory Agreements”), which will take effect upon the completion of the Transaction and remain in effect until the earlier of October 1, 2021 or the 151st day after the completion of the Transaction.

In advance of the August 17, 2021 meeting, the Independent Managers requested and received materials from the Adviser to assist them in considering the approval of the Advisory Agreements. The Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreements. Nor are the items described herein all encompassing of the matters considered by the Board. The Board also considered its approval of the investment advisory agreement between Corbin and the Fund at its June 2-3, 2021 board meeting. Pursuant to relief granted by the U.S. Securities and Exchange Commission (“the SEC”) in

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)
September 30, 2021 (continued)

Board Considerations of the Interim and New Investment Advisory Agreements (continued)

light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the August 17, 2021 meeting was held by videoconference.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICE

The Board reviewed and considered that the nature and extent of the investment advisory services to be provided by Corbin to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board noted that the services would be the same as the services provided under the current investment advisory agreement between the Fund and the Adviser (the “Original Advisory Agreement”). The Board also considered that the Transaction was not expected to affect the nature, extent and quality of the services to be provided by Corbin under the terms of the Advisory Agreements. The Board reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers and key personnel of the Adviser who provide investment advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

PERFORMANCE

The Board considered the investment performance of Corbin with respect to the Fund and its predecessor fund as compared to the performance of several key indices during each year since 2007 and year-to-date through June 30, 2021. The Board also considered the overall performance of the Fund, noting that Corbin did not currently manage any other registered funds that are comparable to the Fund. The Board concluded that the performance of the Fund was satisfactory. The Board agreed that the Transaction was not expected to cause any changes that were or could be expected to materially affect the performance of the Fund.

FEES AND EXPENSES

The Board considered the advisory fee rate and total expense ratio of the Fund under the Original Advisory Agreement as compared to the advisory fee rate and total expense rate assuming the approval of the Advisory Agreements. The Board considered that the advisory fee rate that the Fund pays Corbin would not change under the Advisory Agreements (although the fees will be held in escrow during the term of the Interim Agreement, if applicable). The Board concluded that the management fees paid by the Fund and the total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management under the Advisory Agreements. The Board considered the Fund’s management fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

PROFITABILITY, ANCILLARY BENEFITS AND OTHER FACTORS

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser from its relationships with the Fund. The Board also reviewed the Adviser’s financial condition. The Board determined that the Adviser’s compensation was reasonable and that its financial condition continued to be stable.

After receiving adequate information, the Board was satisfied that the Transaction would not result in any adverse consequences for the Fund. The Board noted representations from Corbin that the Transaction was not expected to result in any changes to the services it provides to the Fund, or the personnel providing those services.

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)
September 30, 2021 (continued)

Board Considerations of the Interim and New Investment Advisory Agreements (continued)

CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreements.

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UMB Distribution Services, LLC, Distributor

P.O. Box 2175
Milwaukee, WI 53201-1811
1-844-626-7246

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Daniel Friedman
Daniel Friedman, Vice President

Date	December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel Friedman
Daniel Friedman, Vice President

Date	December 7, 2021

By (Signature and Title)*	/s/ Steve Carlino
Steve Carlino, Treasurer
(Principal Financial Officer)

Date	December 7, 2021

*	Print the name and title of each signing officer under his or her signature.